Loans - Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) payment	Dec. 31, 2021 USD ($)
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	$ 30,189	$ 37,086
Number of consecutive timely payments required | payment	6
Performing TDR’s
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	$ 29,155	36,070
Non-performing TDR's
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	1,034	1,016
Commercial
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	3,155	4,481
Commercial | Performing TDR’s
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	3,155	4,481
Commercial | Non-performing TDR's
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	0	0
Retail
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	27,034	32,605
Retail | Performing TDR’s
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	26,000	31,589
Retail | Non-performing TDR's
Troubled Debt Restructuring [Abstract]
Troubled debt restructuring	$ 1,034	$ 1,016